Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2030 Fund
June 30, 2025
AFF30-NPRT1-0825
1.818364.120
Bond Funds - 38.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	136,603	1,367,395
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	22,327,371	172,144,027
Fidelity Series Emerging Markets Debt Fund (b)	1,777,874	14,400,776
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	477,533	4,589,096
Fidelity Series Floating Rate High Income Fund (b)	273,927	2,426,994
Fidelity Series High Income Fund (b)	1,765,481	15,536,231
Fidelity Series International Credit Fund (b)	212,862	1,800,813
Fidelity Series International Developed Markets Bond Index Fund (b)	16,121,265	140,577,432
Fidelity Series Investment Grade Bond Fund (b)	64,180,662	648,224,683
Fidelity Series Long-Term Treasury Bond Index Fund (b)	25,480,016	137,082,485
Fidelity Series Real Estate Income Fund (b)	275,620	2,761,713
TOTAL BOND FUNDS (Cost $1,269,859,593)		1,140,911,645

Domestic Equity Funds - 34.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	8,950,851	151,448,400
Fidelity Advisor Series Growth Opportunities Fund (b)	5,926,196	107,086,355
Fidelity Series All-Sector Equity Fund (b)	5,297,491	70,191,758
Fidelity Series Commodity Strategy Fund (b)	59,073	5,368,585
Fidelity Series Intrinsic Opportunities Fund (b)	2,238,108	24,619,184
Fidelity Series Large Cap Stock Fund (b)	7,900,722	204,549,701
Fidelity Series Large Cap Value Index Fund (b)	1,149,414	19,827,384
Fidelity Series Opportunistic Insights Fund (b)	4,831,213	130,684,312
Fidelity Series Small Cap Core Fund (b)	480,328	5,600,621
Fidelity Series Small Cap Discovery Fund (b)	1,690,958	18,313,077
Fidelity Series Small Cap Opportunities Fund (b)	2,447,372	35,756,106
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,441,893	119,537,199
Fidelity Series Value Discovery Fund (b)	7,357,021	118,963,034
TOTAL DOMESTIC EQUITY FUNDS (Cost $610,755,406)		1,011,945,716

International Equity Funds - 27.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,218,760	59,192,997
Fidelity Series Emerging Markets Fund (b)	5,068,650	51,750,914
Fidelity Series Emerging Markets Opportunities Fund (b)	9,669,519	207,121,094
Fidelity Series International Growth Fund (b)	7,562,355	150,112,755
Fidelity Series International Small Cap Fund (b)	1,949,579	38,679,643
Fidelity Series International Value Fund (b)	9,743,218	148,778,939
Fidelity Series Overseas Fund (b)	9,246,200	149,788,445
Fidelity Series Select International Small Cap Fund (b)	178,438	2,376,795
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $484,504,992)		807,801,582

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,160,000	1,158,784
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,310,000	1,307,590
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	3,730,000	3,720,075
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	2,650,000	2,640,798
US Treasury Bills 0% 8/14/2025 (d)	4.32	60,000	59,683
US Treasury Bills 0% 8/28/2025 (d)	4.28	210,000	208,537
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,095,358)			9,095,467

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $5,309,063)	4.32	5,308,001	5,309,063

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,379,524,412)	2,975,063,473
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,532,808)
NET ASSETS - 100.0%	2,973,530,665

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	256	Sep 2025	34,325,760	293,558	293,558
ICE MSCI Emerging Markets Index Contracts (United States)	215	Sep 2025	13,260,125	267,438	267,438

TOTAL EQUITY CONTRACTS					560,996

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	751	Sep 2025	84,194,141	1,872,412	1,872,412
CBOT US Treasury Long Bond Contracts (United States)	272	Sep 2025	31,365,000	1,296,682	1,296,682

TOTAL INTEREST RATE CONTRACTS					3,169,094

TOTAL PURCHASED					3,730,090

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	193	Sep 2025	60,348,688	(2,133,607)	(2,133,607)

TOTAL FUTURES CONTRACTS					1,596,483
The notional amount of futures purchased as a percentage of Net Assets is 5.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,116,495.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,019,531	16,105,146	22,815,614	67,292	-	-	5,309,063	5,308,001	0.0%
Total	12,019,531	16,105,146	22,815,614	67,292	-	-	5,309,063

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	144,318,417	779,828	15,763,421	-	(97,101)	22,210,677	151,448,400	8,950,851
Fidelity Advisor Series Growth Opportunities Fund	100,550,796	549,741	15,746,494	-	2,743,803	18,988,509	107,086,355	5,926,196
Fidelity Advisor Series Small Cap Fund	471,425	-	459,932	-	29,793	(41,286)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,422,380	12,866	75,976	5,263	1,641	6,484	1,367,395	136,603
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	163,060,377	16,348,286	6,495,932	625,236	(1,053,898)	285,194	172,144,027	22,327,371
Fidelity Series All-Sector Equity Fund	63,851,535	1,850,989	4,778,617	-	(11,481)	9,279,332	70,191,758	5,297,491
Fidelity Series Canada Fund	52,475,419	931,800	2,079,487	-	466,884	7,398,381	59,192,997	3,218,760
Fidelity Series Commodity Strategy Fund	5,725,922	30,409	208,335	-	12,995	(192,406)	5,368,585	59,073
Fidelity Series Emerging Markets Debt Fund	14,449,893	297,055	572,921	213,435	(52,055)	278,804	14,400,776	1,777,874
Fidelity Series Emerging Markets Debt Local Currency Fund	4,385,324	21,284	145,834	-	(14,667)	342,989	4,589,096	477,533
Fidelity Series Emerging Markets Fund	48,950,353	395,604	3,132,762	-	109,851	5,427,868	51,750,914	5,068,650
Fidelity Series Emerging Markets Opportunities Fund	195,918,157	1,046,128	12,734,726	-	1,864,133	21,027,402	207,121,094	9,669,519
Fidelity Series Floating Rate High Income Fund	2,461,680	64,464	104,167	49,261	(10,776)	15,793	2,426,994	273,927
Fidelity Series High Income Fund	15,325,319	333,972	562,504	251,873	(24,365)	463,809	15,536,231	1,765,481
Fidelity Series International Credit Fund	1,763,472	22,280	-	22,280	-	15,061	1,800,813	212,862
Fidelity Series International Developed Markets Bond Index Fund	136,636,599	7,003,922	4,796,060	663,208	(315,064)	2,048,035	140,577,432	16,121,265
Fidelity Series International Growth Fund	135,450,982	7,255,099	8,252,779	-	700,253	14,959,200	150,112,755	7,562,355
Fidelity Series International Small Cap Fund	37,174,671	701,478	5,802,346	-	1,794,930	4,810,910	38,679,643	1,949,579
Fidelity Series International Value Fund	151,636,312	815,937	21,200,348	-	7,756,659	9,770,379	148,778,939	9,743,218
Fidelity Series Intrinsic Opportunities Fund	24,592,924	126,709	1,630,002	-	(119,615)	1,649,168	24,619,184	2,238,108
Fidelity Series Investment Grade Bond Fund	619,780,906	47,902,399	21,461,873	6,655,133	(804,814)	2,808,065	648,224,683	64,180,662
Fidelity Series Large Cap Stock Fund	195,546,375	1,050,218	20,876,072	-	7,190,500	21,638,680	204,549,701	7,900,722
Fidelity Series Large Cap Value Index Fund	19,351,804	423,204	662,269	-	(40)	714,685	19,827,384	1,149,414
Fidelity Series Long-Term Treasury Bond Index Fund	135,078,406	10,032,915	4,712,028	1,254,134	(1,855,085)	(1,461,723)	137,082,485	25,480,016
Fidelity Series Opportunistic Insights Fund	123,912,040	670,310	15,103,817	-	4,057,978	17,147,801	130,684,312	4,831,213
Fidelity Series Overseas Fund	138,829,222	1,312,346	8,102,273	-	2,360,578	15,388,572	149,788,445	9,246,200
Fidelity Series Real Estate Income Fund	2,799,087	55,688	104,186	40,467	(342)	11,466	2,761,713	275,620
Fidelity Series Select International Small Cap Fund	517,466	1,603,129	35,761	-	789	291,172	2,376,795	178,438
Fidelity Series Small Cap Core Fund	5,399,249	30,014	227,432	-	(44,974)	443,764	5,600,621	480,328
Fidelity Series Small Cap Discovery Fund	17,957,951	418,993	1,053,112	311,688	(74,580)	1,063,825	18,313,077	1,690,958
Fidelity Series Small Cap Opportunities Fund	35,226,900	183,443	2,867,332	-	880,291	2,332,804	35,756,106	2,447,372
Fidelity Series Stock Selector Large Cap Value Fund	114,076,783	4,741,428	3,907,032	-	(48,927)	4,674,947	119,537,199	8,441,893
Fidelity Series Value Discovery Fund	117,712,195	1,695,926	3,923,992	-	(15,927)	3,494,832	118,963,034	7,357,021
	2,826,810,341	108,707,864	187,579,822	10,091,978	25,427,367	187,293,193	2,960,658,943

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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